Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Details)	Dec. 31, 2024	Dec. 31, 2023
Allocation of pension plan assets	100.00%	100.00%
Cash and cash equivalents
Allocation of pension plan assets	1.00%	1.00%
Equity securities
Allocation of pension plan assets	14.00%	13.00%
Government debt securities
Allocation of pension plan assets	10.00%	11.00%
Corporate debt securities
Allocation of pension plan assets	14.00%	19.00%
Investment funds
Allocation of pension plan assets	16.00%	15.00%
Investment funds | Time deposits and money market
Defined benefit plan, plan assets target allocation percentage	15.00%	5.00%
Investment funds | Equity Securities [Member]
Defined benefit plan, plan assets target allocation percentage	14.00%	24.00%
Investment funds | Other Instruments
Defined benefit plan, plan assets target allocation percentage	2.00%	3.00%
Investment funds | Corporate debt securities
Defined benefit plan, plan assets target allocation percentage	69.00%	68.00%
Real estate
Allocation of pension plan assets	1.00%	1.00%
Other (mainly insurance assets – contracts and reserves)
Allocation of pension plan assets	44.00%	40.00%